Sullivan & Worcester LLP 1666 K Street, NW Washington, DC 20006	T 202 775 1200 F 202 293 2275 www.sandw.com

October 29, 2015

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

The Huntington Funds

CIK 0000810695

(File No. 811-05010)

Ladies and Gentlemen:

Pursuant to the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder, enclosed for filing electronically is the preliminary proxy statement on Schedule 14A of The Huntington Funds.

Any questions or comments with respect to the filing referenced above may be directed to the undersigned at (202) 775-1227.

Very truly yours,

/s/ Arie Heijkoop, Jr.
Arie Heijkoop, Jr.

Enclosures

cc:	Daniel Brewer
Jay S. Fitton, Esq.
David C. Mahaffey, Esq.

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